Impairment of goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Impairment Of Assets [Abstract]
Disclosure of reconciliation of changes in goodwill
The table below summarizes the carrying value of goodwill by division:

	Gas Cylinders Division	Elektron Division	Total
	$M	$M	$M
At January 1, 2016	22.3	39.9	62.2
Additions	—	0.1	0.1
Exchange difference	(3.4)	(2.0)	(5.4)
At December 31, 2016	18.9	38.0	56.9
Exchange difference	1.6	1.1	2.7
At December 31, 2017	20.5	39.1	59.6